Label	Element	Value
Document Type	dei_DocumentType	485BPOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000005138
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND, INC.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406
C 000033067 [Member] | C 000033068 [Member]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,155
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
S 000012125 [Member] | C 000033069 [Member]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,042
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,368
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 703
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,064
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
1 Year	rr_AverageAnnualReturnYear01	(22.39%)
5 Years	rr_AverageAnnualReturnYear05	6.62%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
10 Years	rr_AverageAnnualReturnYear10	7.89%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,668
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,203
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.10%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,464
S 000012125 [Member] | C 000033067 [Member]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,379
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 2,985
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 1,058
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,023
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
1 Year	rr_AverageAnnualReturnYear01	(20.51%)
5 Years	rr_AverageAnnualReturnYear05	10.14%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
10 Years	rr_AverageAnnualReturnYear10	11.26%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,985
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,058
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.13%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,023
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
S 000012125 [Member] | C 000033070 [Member]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,775
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,102
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,888
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
1 Year	rr_AverageAnnualReturnYear01	(21.61%)
5 Years	rr_AverageAnnualReturnYear05	8.88%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,102
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 738
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.43%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,888
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
S 000012125 [Member] | S 000012125 [Member]
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
S 000012125 [Member] | Standard Poors 500 Index [Member]
1 Year	rr_AverageAnnualReturnYear01	(18.03%)
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	14.63%
S 000012125 [Member] | C 000033068 [Member]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,664
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.79%
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 1,097
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 638
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.25%)
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,131
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.66%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
1 Year	rr_AverageAnnualReturnYear01	(20.72%)
5 Years	rr_AverageAnnualReturnYear05	9.76%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
10 Years	rr_AverageAnnualReturnYear10	10.88%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,155
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,097
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.25%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,131
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;